Loans to Customers at amortized cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans to Customers at amortized cost (Details) [Line Items]
Loans to customers	$ 33,592,377	$ 30,101,583
Commercial loan guarantee obligations	3,024,118	2,021,688
Increase decrease in allowances before taxes	25,814	93,669
Total over due portfolio	$ 4,625	4,178
Minimum [Member]
Loans to Customers at amortized cost (Details) [Line Items]
Average life	2 years
Maximum [Member]
Loans to Customers at amortized cost (Details) [Line Items]
Average life	15 years
Finance Lease For Real Estate [Member]
Loans to Customers at amortized cost (Details) [Line Items]
Loans to customers	$ 810,969	803,238
Finance Lease For Other Assets [Member]
Loans to Customers at amortized cost (Details) [Line Items]
Loans to customers	$ 802,316	$ 789,969